Other liabilities and provisions (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Other liabilities and provisions
Decrease in other liabilities	€ 2,776
Decrease in provisions	588
Other liabilities (non-current)	19		€ 19
Other liabilities (current)	37,715		€ 40,491
Other operating income related the grants from government agencies and similar bodies	€ 2	€ 69